Net Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share ¥ / shares in Units, ¥ in Thousands		6 Months Ended
		Jun. 30, 2023 CNY (¥) ¥ / shares shares		Jun. 30, 2023 $ / shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Ucommune International Ltd’s shareholders | ¥		¥ (38,419)			¥ (229,269)
Denominator:
Weighted average ordinary shares used in computing basic and diluted loss per share | shares	[1]	5,326,589			4,373,728
Basic net loss per share | (per share)		¥ (7.21)	[1]	$ (0.99)	¥ (52.42)	[1]

[1]	During the six months ended June 30, 2022 and 2023, the Group has nil and 1,873,822 ordinary shares issuable upon the vest of restricted shares as potentially dilutive ordinary shares and are excluded from the calculation, as their effects would be anti-dilutive.